Note Payable - Former Officer	12 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Note Payable - Former Officer	NOTE 5 – NOTE PAYABLE – FORMER OFFICER The Company has $24,814 in an unsecured, non-interest bearing note with a former officer. This amount was discharged by the court on June 9, 2021.